Share-Based Compensation - Summary of Status of Unvested Options and Escrowed Stock Included in Equity (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Shares, Unvested options outstanding, beginning of year	4,455,582	1,629,238
Shares, Granted	1,110,000	3,118,380
Shares, Vested	(1,245,389)	(223,198)
Shares, Cancelled		(68,838)
Shares, Unvested options outstanding, end of year	4,320,193	4,455,582
Weighted Average Fair Value Per Share, Unvested options outstanding, beginning of year	$ 4.77	$ 3.26
Weighted Average Fair Value Per Share, Granted	$ 4.50	$ 5.35
Weighted Average Fair Value Per Share, Vested	$ 4.10	$ 4.21
Weighted Average Fair Value Per Share, Cancelled		$ 0.53
Weighted Average Fair Value Per Share, Unvested options outstanding, end of year	$ 4.90	$ 4.77